Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2017
Foreign Currency
Schedule of foreign currency translation

	2017	2016	2015
	(Millions)
Net realized investment (losses) gains—foreign currency(1)	$(19.1)	$50.0	$70.6
Net unrealized investment (losses) gains—foreign currency(2)	(51.7)	(7.7)	(15.4)
Net realized and unrealized investment gains—foreign currency	(70.8)	42.3	55.2
Net foreign exchange gains (losses)—foreign currency translation (losses) gains(3)	20.7	(17.5)	(18.1)
Net foreign exchange gains (losses)—currency swaps(3)	(11.3)	6.5	(0.1)
Net foreign exchange gains (losses)—other(3)	(0.2)	—	—
Income tax expense	3.3	2.4	(0.2)
Total foreign currency remeasurement gains (losses) recognized through net income, after tax	(58.3)	33.7	36.8
Change in foreign currency translation on investments recognized through other comprehensive income, after tax	83.9	(83.1)	(110.7)
Change in foreign currency translation on non-investment net liabilities recognized through other comprehensive income, after tax	(12.2)	15.8	45.3
Total foreign currency translation (losses) gains recognized through other comprehensive income, after tax	71.7	(67.3)	(65.4)
Total foreign currency gains (losses) recognized in comprehensive (loss) income, after tax	$13.4	$(33.6)	$(28.6)
(1)	Component of Net realized investment (losses) gains on the Consolidated Statements of (Loss) Income
(2)	Component of Net unrealized investment (losses) gains on the Consolidated Statements of (Loss) Income
(3)	Component of Net foreign exchange gains (losses) on the Consolidated Statements of (Loss) Income